Leases	12 Months Ended
Dec. 31, 2018
Leases
Leases
25	Leases

The Group had commitments under non-cancellable operating leases as set out below:

	Land and buildings	Other
2018	£'000	£'000

Expiring In one year or less	383	1
Expiring Between one and five years	189	4
	572	5

	Land and buildings	Other
2017	£'000	£'000

Expiring In one year or less	449	8
Expiring Between one and five years	359	32
	808	40

	Land and buildings	Other
2016	£'000	£'000

Expiring In one year or less	371	7
Expiring Between one and five years	449	28
	820	35

A sub lease has been granted on the remaining term of the property lease for the Abingdon office amounting to £156,895.